DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning provisions

($ millions)	2021	2020
Balance at January 1	348	337
Unwinding of discount rate	16	15
Additions	29	11
Change in cost estimates and other	19	(15)
Balance at December 31	412	348